Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Income Taxes [Line Items]
Provision for income taxes	$ 845,000	$ 362,000	$ 1,723,000	$ 1,216,000
Loss before income taxes	(1,748,000)	$ (3,008,000)	(4,109,000)	$ (1,607,000)
Liabilities for uncertain tax positions	4,900,000		4,900,000				$ 0
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0				$ 0
Federal statutory income tax rate			35.00%
Scenario Forecast [Member]
Income Taxes [Line Items]
Federal statutory income tax rate					21.00%
ASU 2016-09 [Member]
Income Taxes [Line Items]
Increase in accumulated deficit and additional paid-in-capital						$ 100,000
US and South Africa [Member]
Income Taxes [Line Items]
Excess tax benefits related to exercise of share options			$ 2,300,000